Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Changes In Borrowings [Roll Forward]
Beginning balance	$ 261,851	$ 479,535
Adoption of IFRS 16	38,320
Drawdowns	292,065	3,463
Lease liabilities incurred	22,879	2,219
Debt repayments	(482,082)	(227,602)
Foreign exchange losses	6,324	(894)
Reclass of deferred financing costs to other assets (Note 8)	6,018
Deferred transaction costs incurred	(649)	(5,574)
Non-cash interest and financing expense	3,616	3,251
Debt sold with Nicaraguan Group		(82)
Ending balance	110,022	261,851
Current portion of long-term debt	(34,111)	(26,030)
Long-term debt	75,911	235,821
IFRS 16
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			$ 7,535
Revolving credit facility:
Changes In Borrowings [Roll Forward]
Beginning balance	192,287	395,822
Drawdowns	250,000	0
Lease liabilities incurred	0	0
Debt repayments	(450,000)	(200,000)
Foreign exchange losses	0	0
Reclass of deferred financing costs to other assets (Note 8)	6,018
Deferred transaction costs incurred	0	(5,574)
Non-cash interest and financing expense	1,695	2,039
Debt sold with Nicaraguan Group		0
Ending balance	0	192,287
Current portion of long-term debt	0
Long-term debt	0
Equipment loans
Changes In Borrowings [Roll Forward]
Beginning balance	59,833	81,129
Drawdowns	42,065	3,463
Lease liabilities incurred	0	0
Debt repayments	(28,445)	(24,140)
Foreign exchange losses	5,054	(1,213)
Reclass of deferred financing costs to other assets (Note 8)	0
Deferred transaction costs incurred	(649)	0
Non-cash interest and financing expense	657	594
Debt sold with Nicaraguan Group		0
Ending balance	78,515	59,833
Current portion of long-term debt	(29,815)
Long-term debt	48,700
Lease liabilities
Changes In Borrowings [Roll Forward]
Beginning balance	9,731	2,186
Drawdowns	0	0
Lease liabilities incurred	22,879	2,219
Debt repayments	(3,637)	(3,146)
Foreign exchange losses	1,270	319
Reclass of deferred financing costs to other assets (Note 8)	0
Deferred transaction costs incurred	0	0
Non-cash interest and financing expense	1,264	618
Debt sold with Nicaraguan Group		0
Ending balance	31,507	9,731
Current portion of long-term debt	(4,296)
Long-term debt	27,211
Lease liabilities | IFRS 16
Changes In Borrowings [Roll Forward]
Adoption of IFRS 16			$ 7,535
Nicaraguan equipment loans
Changes In Borrowings [Roll Forward]
Beginning balance	$ 0	398
Drawdowns		0
Lease liabilities incurred		0
Debt repayments		(316)
Foreign exchange losses		0
Deferred transaction costs incurred		0
Non-cash interest and financing expense		0
Debt sold with Nicaraguan Group		(82)
Ending balance		$ 0